Combined and Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,883,000	$ 285,788	¥ 356,018
Restricted cash	13,662	2,074	6,433
Held-to-maturity investments	6,390	970	30,500
Accounts receivable	20	3	2,066
Amounts due from related parties	7,940	1,205	138,091
Other receivables, deposits and other assets	30,535	4,634	29,348
Inventories	8,598	1,305	9,580
Total current assets	1,950,145	295,979	572,036
Property and equipment, net	423,344	64,252	431,377
Land use right, net	34,694	5,266	35,667
Intangible assets, net	21,177	3,214	23,830
Goodwill	104,035	15,790	102,332
Prepayment for construction contract	5,490	833	2,421
Deferred tax assets, net	25,337	3,845	26,942
Deposits for acquisition of equity investment	78,750	11,952
Other non-current assets	43,660	6,626	44,627
Total non-current assets	736,487	111,778	667,196
TOTAL ASSETS	2,686,632	407,757	1,239,232
Current liabilities
Accounts payable	50,899	7,725	63,605
Amounts due to related parties	76,433	11,600	66,855
Accrued expenses and other current liabilities	272,479	41,355	201,019
Income tax payable	40,387	6,130	16,169
Current portion of deferred revenue	761,876	115,632	664,201
Total current liabilities	1,202,074	182,442	1,011,849
Deferred tax liabilities, net	5,294	803	5,924
Deferred revenue			1,202
Other non-current liabilities	59,806	9,077	58,696
Total non-current liabilities	65,100	9,880	65,822
TOTAL LIABILITIES	1,267,174	192,322	1,077,671
Commitments and Contingencies
EQUITY
Share capital (US$0.00001 par value; 100,000,000 shares issued and outstanding as of August 31, 2016, 117,250,000 shares issued and outstanding as of August 31, 2017)	7	1	7
Additional paid-in capital	1,403,608	213,029	239,760
Statutory reserves	64,945	9,857	47,813
Accumulated other comprehensive loss	(36,494)	(5,539)
Accumulated deficit	(15,933)	(2,418)	(170,851)
Shareholders’ equity	1,416,133	214,930	116,729
Non-controlling interests	3,325	505	44,832
Total equity	1,419,458	215,435	161,561
TOTAL LIABILITIES AND EQUITY	¥ 2,686,632	$ 407,757	¥ 1,239,232